Finance income (costs), net (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Finance costs
Other interest expenses	€ (3,699)	€ (3,113)	€ (1,861)
Interest expenses on leases	(10,820)	(4,167)	(2,916)
Total finance costs	(14,519)	(7,280)	(4,777)
Finance income
Interest income on cash held in bank accounts and leases	4,842	2,208	5
Interest income on investments	2,905
Foreign exchange gains on investments, net	2,577
Total finance income	10,324	2,208	5
Finance income (costs), net	€ (4,195)	€ (5,072)	€ (4,772)